Notes and Accounts Receivable	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Notes and Accounts Receivable
4. NOTES AND ACCOUNTS RECEIVABLE

	December 31
	2021	2022
	US$	US$
Trade accounts receivable	209,114	206,674
Allowance for doubtful accounts	(540)	(569)

	208,574	206,105

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	1,617	1,561	540
Additions (reversals) charged to expense, net	15	(21)	29
Write-offs	(71)	(1,000)	—

Balance, end of year	1,561	540	569